Disclosure of detailed information about outstanding warrants explanatory (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Exercise Price		$ 0.45	$ 0.63	$ 0.72
Number of Warrants Outstanding and Exercisable	36,003,203	36,003,203	26,679,670	18,708,432
Warrants expiring January 21, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.70
Number of Warrants Outstanding and Exercisable	1,356,312	1,356,312
Warrants expiring April 14, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.95
Number of Warrants Outstanding and Exercisable	1,209,080	1,209,080
Warrants expiring April 27, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.95
Number of Warrants Outstanding and Exercisable	421,500	421,500
Warrants expiring July 23, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.74
Number of Warrants Outstanding and Exercisable	1,070,000	1,070,000
Warrants expiring July 31, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.74
Number of Warrants Outstanding and Exercisable	825,500	825,500
Warrants expiring August 20, 2018 [Member]
Statement [Line Items]
Exercise Price	$ 0.62
Number of Warrants Outstanding and Exercisable	6,038,240	6,038,240
Warrants expiring November 30, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.74
Number of Warrants Outstanding and Exercisable	1,764,444	1,764,444
Warrants expiring December 18, 2018 [Member]
Statement [Line Items]
Exercise Price		$ 0.74
Number of Warrants Outstanding and Exercisable	1,707,789	1,707,789
Warrants expiring February 2, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding and Exercisable	273,058	273,058
Warrants expiring March 17, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding and Exercisable	2,267,947	2,267,947
Warrants expiring June 28, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding and Exercisable	1,070,000	1,070,000
Warrants expiring July 28, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.55
Number of Warrants Outstanding and Exercisable	1,070,000	1,070,000
Warrants expiring September 16, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.43
Number of Warrants Outstanding and Exercisable	695,500	695,500
Warrants expiring November 2, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.30
Number of Warrants Outstanding and Exercisable	1,070,000	1,070,000
Warrants expiring November 22, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.30
Number of Warrants Outstanding and Exercisable	429,600	429,600
Warrants expiring December 5, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding and Exercisable	1,070,000	1,070,000
Warrants expiring December 14, 2019 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding and Exercisable	500,000	500,000
Warrants expiring January 9, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding and Exercisable	716,800	716,800
Warrants expiring February 3, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.40
Number of Warrants Outstanding and Exercisable	695,500	695,500
Warrants expiring March 17, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding and Exercisable	963,000	963,000
Warrants expiring April 7, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.25
Number of Warrants Outstanding and Exercisable	1,102,100	1,102,100
Warrants expiring May 11, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.27
Number of Warrants Outstanding and Exercisable	535,000	535,000
Warrants expiring June 14, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding and Exercisable	1,337,500	1,337,500
Warrants expiring July 11, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding and Exercisable	695,500	695,500
Warrants expiring July 26, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding and Exercisable	963,000	963,000
Warrants expiring August 9, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.24
Number of Warrants Outstanding and Exercisable	1,087,500	1,087,500
Warrants expiring September 12, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.19
Number of Warrants Outstanding and Exercisable	535,000	535,000
Warrants expiring October 16, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.15
Number of Warrants Outstanding and Exercisable	1,337,500	1,337,500
Warrants expiring November 24, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.15
Number of Warrants Outstanding and Exercisable	1,537,333	1,537,333
Warrants expiring December 27, 2020 [Member]
Statement [Line Items]
Exercise Price		$ 0.12
Number of Warrants Outstanding and Exercisable	1,658,500	1,658,500